Indebtedness (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Dec. 30, 2012
Credit Facility [Line Items]
Principal payments required	$ 6,648	$ 4,600
Long-term debt	1,167,450		1,167,450
Debt Instruments [Abstract]
Long-term debt fair value	857,000
Average yield to maturity low range	8.40%
Average yield to maturity high range	41.80%
Average yield to maturity	18.30%
Term Loan Facility [Member]
Credit Facility [Line Items]
Long-term debt	654,554		658,281
Delayed Term Loan Facility [Member]
Credit Facility [Line Items]
Long-term debt	244,236		245,627
Incremental Term Loan Facility [Member]
Credit Facility [Line Items]
Long-term debt	268,660		270,190
Revolving Credit Facility [Member]
Credit Facility [Line Items]
Long-term debt	0		0
Credit Facility 2007 [Member]
Credit Facility [Line Items]
LIBOR Rate Loans applicable margin rate	2.00%
Alternate Base Rate Loans applicable margin rate	1.00%
Credit Facility 2007 [Member] | Margin Range High [Member]
Credit Facility [Line Items]
LIBOR Rate Loans applicable margin rate	2.00%
Alternate Base Rate Loans applicable margin rate	1.00%
Commitment fee percent on undrawn commitments	0.50%
Credit Facility 2007 [Member] | Margin Range Low [Member]
Credit Facility [Line Items]
LIBOR Rate Loans applicable margin rate	1.50%
Alternate Base Rate Loans applicable margin rate	0.50%
Commitment fee percent on undrawn commitments	0.25%
Credit Facility 2007 [Member] | Convertible Common Stock [Member]
Credit Facility [Line Items]
Percent of present and future first-tier foreign subsidiaries which secure the credit facility	65.00%
Credit Facility 2007 [Member] | Nonvoting Common Stock [Member]
Credit Facility [Line Items]
Percent of present and future first-tier foreign subsidiaries which secure the credit facility	100.00%
Credit Facility 2007 [Member] | Term Loan Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	670,000
Maturity date	Aug. 28, 2014
Credit Facility 2007 [Member] | Delayed Term Loan Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	250,000
Maturity date	Aug. 28, 2014
Ticking fee rate	0.50%
Credit Facility 2007 [Member] | Revolving Credit Facility [Member]
Credit Facility [Line Items]
Maturity date	Feb. 28, 2014
Debt, principal amount available	40,000
Credit Facility 2007 [Member] | Letter Of Credit [Member]
Credit Facility [Line Items]
Debt, principal amount available	15,000
Credit Facility 2007 [Member] | Swingline Facility [Member]
Credit Facility [Line Items]
Debt, principal amount available	10,000
First Amendment 2007 Credit Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	1,195,000
Prepayment premium rate	1.00%
First Amendment 2007 Credit Facility [Member] | Term Loan Facility [Member]
Credit Facility [Line Items]
Margin rate added to LIBOR	2.00%
Margin rate added to federal funds effective rate	0.50%
Margin rate added to the greater of prime rate set by Wells Fargo Bank or margin rate plus federal funds effective rate	1.00%
Prepayment premium rate	1.00%
First Amendment 2007 Credit Facility [Member] | Incremental Term Loan Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	275,000
Margin rate added to LIBOR based on credit rating	2.00%
Margin rate added to LIBOR	2.25%
Margin rate added to federal funds effective rate	0.50%
Percentage points below highest margin rate	0.50%
First Amendment 2007 Credit Facility [Member] | Revolving Credit Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	40,000
Second Amendment 2007 Credit Facility [Member] | Revolving Credit Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	20,000
Debt, principal amount available prior to amendment	40,000
Second Amendment 2007 Credit Facility [Member] | Letter Of Credit [Member]
Credit Facility [Line Items]
Debt, principal amount	5,000
Debt, principal amount available prior to amendment	15,000
Second Amendment 2007 Credit Facility [Member] | Swingline Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	5,000
Debt, principal amount available prior to amendment	10,000
Credit Facility 2007 As Amended [Member]
Credit Facility [Line Items]
Excess Cash Flow rate	50.00%
Principal payments required	6,648	4,600
Long-term debt	1,167,450
Credit Facility 2007 As Amended [Member] | Term Loan Facility [Member]
Credit Facility [Line Items]
Long-term debt	654,554
Credit Facility 2007 As Amended [Member] | Delayed Term Loan Facility [Member]
Credit Facility [Line Items]
Long-term debt	244,236
Credit Facility 2007 As Amended [Member] | Incremental Term Loan Facility [Member]
Credit Facility [Line Items]
Long-term debt	268,660
Wells Fargo Bank [Member] | First Amendment 2007 Credit Facility [Member]
Credit Facility [Line Items]
Margin rate added to the greater of prime rate set by Wells Fargo Bank or margin rate plus federal funds effective rate	1.00%
HoldCo [Member] | Credit Facility 2007 [Member]
Credit Facility [Line Items]
Excess Cash Flow rate	50.00%
Total Leverage Ratio required to qualify for no prepayments based on Excess Cash Flow Rate, less than or equal to	600.00%
Total Leverage Ratio reduced to this with asset disposition proceeds in excess of specified amounts for prepayment of borrowings under term loan facility, less than or equal to	625.00%
Percent that net cash proceeds exceeds repay of credit facility	50.00%
Total Leverage Ratio reduced to this with proceeds of equity issuances for prepayment of borrowings under term loan facility, less than	600.00%
Percent of proceeds of debt issuances	100.00%
Total Leverage Ratio needed to qualify for no prepayments under the term loan facility based on the percent of proceeds of debt issuances, less than	600.00%
Total Leverage Ratio required to maintain at any time if an extension of credit is outstanding under the revolving credit facility, less than or equal to	650.00%
Pro forma Total Leverage Ratio required to maintain in order to incur indebtedness, less than	650.00%
Fixed Charge Coverage Ratio to permit Holdco to make restricted payments, equal to or greater than	100.00%
Amount of additional debt that is allowable under the incurrence test	$ 1
HoldCo [Member] | Second Amendment 2007 Credit Facility [Member]
Credit Facility [Line Items]
Senior Secured Incurrence Test Ratio needed to incur additional term debt, less than	400.00%